CONSOLIDATED INCOME STATEMENTS (Parentheticals) - shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Number of outstanding shares	1,011,823,958	1,084,272,191	1,167,888,739